Equity (Changes In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Equity [Abstract]
Beginning balance, Net change in fair value of derivatives		$ (356)	$ (4,898)
Total other comprehensive income (loss), Net change in fair value of derivatives	[1]	338	4,542	$ 4,975
Ending balance, Net change in fair value of derivatives		(18)	(356)	(4,898)
Beginning balance, Actuarial gain (loss) on pension obligations		(6,539)	(4,992)
Total other comprehensive income (loss), Actuarial gain (loss) on pension obligations		250	(1,547)	(464)
Ending balance, Actuarial gain (loss) on pension obligations		(6,289)	(6,539)	(4,992)
Beginning balance, Total		(6,895)	(9,890)
Total other comprehensive income		588	2,995	4,511
Ending balance, Total		$ (6,895)	$ (9,890)	$ (9,890)	$ (6,307)

[1]	During the year ended December 31, 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statement. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement. During the year ended December 31, 2013, we entered into interest rate swaps for which we applied cash flow hedge accounting treatment and no amounts were reclassified from AOCI to our Consolidated Income Statement.